Long-Term Loans (Narrative) (Details) (USD $) In Thousands, unless otherwise specified		1 Months Ended		12 Months Ended
	Dec. 31, 2012	Aug. 31, 2011 Mizrahi [Member]	Aug. 31, 2010 Leumi L'Israel [Member]	Dec. 31, 2011 Leumi L'Israel [Member]	Oct. 31, 2010 Leumi L'Israel [Member]
Short-term Debt [Line Items]
Loan interest rate, spread over Prime		4.00%	2.875%	3.80%	1.05%
Long-term debt	$ 3,792	$ 2,000	$ 1,300	$ 1,200
Long-term debt, payment terms		The loan bears interest of Libor + 4.0% per annum. It is to be repaid in quarterly payments (principal and interest) over three years.	The loan bears interest of Libor + 2.875% per annum. It is to be repaid in quarterly payments (principal and interest) over three years.	The loan bears interest of Libor + 3.8% per annum. It is to be repaid in quarterly payments over two years.